Shareholder Report	12 Months Ended
Sep. 30, 2025 USD ($) Holding
Shareholder Report [Line Items]
Document Type	N-CSR
Amendment Flag	false
Registrant Name	AMG Funds I
Entity Central Index Key	0000882443
Entity Investment Company Type	N-1A
Document Period End Date	Sep. 30, 2025
C000130199 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Boston Common Global Impact Fund
Class Name	Class I
Trading Symbol	BRWIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Boston Common Global Impact Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Boston Common Global Impact Fund (Class I/BRWIX)	$96	0.93%

Expenses Paid, Amount	$ 96
Expense Ratio, Percent	0.93%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 6.56% during the fiscal year ended September 30, 2025, led by strength in the communication services and information technology sectors.
•    During the period, durable corporate earnings, moderating inflation, and expansionary fiscal policy in Europe and Japan helped offset U.S. trade tensions and geopolitical uncertainty. A weakening of the U.S. Dollar also helped to lift non-U.S. equity returns.
Relative Performance
•    The Fund underperformed the MSCI ACWI Index, which returned 17.27% for the period.
•    The Fund was underweight to the “Magnificent 7” (specifically Amazon and Tesla), which was a detractor to relative performance during the year. The Fund added exposure to other Magnificent 7 names during the year, including NVIDIA, Alphabet, Microsoft and Apple, which did help to partially mitigate the extent of the performance drag from lack of exposure to these names compared to last year.
•    Stock selection in the financial and consumer sectors (Bank Rakyat, PayPal) detracted from performance, as food and personal care holdings (Kerry Group, Colgate, Sprouts) lagged amid softer demand. Stock selection in the health and wellness sectors (Novo Nordisk, DSM-Firmenich) also detracted from performance due to product-pipeline disappointments.
•    Electrification and data-infrastructure beneficiaries (Vertiv, Prysmian, HD Hyundai Electric) delivered strong gains relative to the benchmark as grid and data-center demand accelerated. The Fund benefited from strong stock selection among its semiconductor holdings (notably Broadcom, SK Hynix, Taiwan Semiconductor), as they rebounded on sustained artificial intelligence (AI)-driven capital spending.
•    Regionally, select Emerging Market holdings (BYD, Alpha Bank) added value on company-specific strength. Japanese positions, including ORIX and Sony, contributed to relative performance as these companies benefited from continued corporate governance reforms.
•    The Fund’s fossil-fuel-free approach helped performance relative to the benchmark.
Performance and Positioning
•   Over the period, we continued to shift the Fund’s portfolio from a purely solutions-oriented stance toward a more benchmark-aware posture, selectively adding larger-cap AI-ecosystem names while preserving our impact discipline.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of September 30, 2025. It also shows the average total returns of a broad based index over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	6.56%	6.58%	9.62%
MSCI ACWI Index	17.27%	13.54%	11.91%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 549,365,428
Holdings Count | Holding	76
Advisory Fees Paid, Amount	$ 3,774,611
Investment Company Portfolio Turnover	61.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$549,365,428
Total number of portfolio holdings	76
Net advisory fees paid	$3,774,611
Portfolio turnover rate as of the end of the reporting period	61%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
NVIDIA Corp. (United States)	5.2%
Microsoft Corp. (United States)	4.4%
Alphabet, Inc., Class A (United States)	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	3.6%
Apple, Inc. (United States)	3.0%
Netflix, Inc. (United States)	2.9%
Broadcom, Inc. (United States)	2.6%
CRH PLC (United States)	2.2%
Visa, Inc., Class A (United States)	2.1%
Schneider Electric SE (France)	2.0%
Top Ten as a Group	32.1%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
NVIDIA Corp. (United States)	5.2%
Microsoft Corp. (United States)	4.4%
Alphabet, Inc., Class A (United States)	4.1%
Taiwan Semiconductor Manufacturing Co., Ltd., Sponsored ADR (Taiwan)	3.6%
Apple, Inc. (United States)	3.0%
Netflix, Inc. (United States)	2.9%
Broadcom, Inc. (United States)	2.6%
CRH PLC (United States)	2.2%
Visa, Inc., Class A (United States)	2.1%
Schneider Electric SE (France)	2.0%
Top Ten as a Group	32.1%

C000130200 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Veritas Global Real Return Fund
Class Name	Class I
Trading Symbol	BLUEX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Veritas Global Real Return Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Veritas Global Real Return Fund (Class I/BLUEX)	$117	1.16%

Expenses Paid, Amount	$ 117
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares advanced 1.73% for the fiscal year ended September 30, 2025, driven mainly by the contribution from the Fund’s allocation to long equities, while the Fund’s short position in index futures, which are intended to hedge equity market risk, detracted from performance.
Relative Performance
•    The Fund underperformed the Bloomberg U.S. Treasury Inflation-Linked Bond Index, which returned 3.79% for the period.
Top Contributors and Detractors
•    The Fund’s holdings in the industrials and consumer discretionary sectors were top contributors to performance, with Airbus SE, the French plane maker, and Safran S.A., the globally dominant aircraft engine manufacturer, contributing most. Within the consumer discretionary sector, Amazon.com, Inc. and the luxury goods firm Richemont, stood out.
•    The Fund’s underweight to the information technology sector detracted from relative performance, along with the Fund’s holdings in the U.S. health care sector (Inco, Elevance Health, Inc., and Thermo Fisher Scientific, Inc.) and to a lesser extent the consumer staples sector (Diageo PLC), which detracted most from absolute returns.
Positioning Update
•    The market continued to be led by a narrow cohort of companies within the IT sector focused on artificial intelligence (AI).  Veritas has found compelling opportunities in companies that are leveraging AI to enhance existing, well-established products and services, which may be outside the technology sector.
•    We believe these firms often present more attractive  valuations and lower risks compared to those committing huge capital expenditures (CapEx) in developing AI infrastructure. We are particularly focused on companies with proprietary data and software vendors that manage mission-critical systems of record—databases essential to business operations, such as transaction ledgers, airline booking systems, and product design databases.
•    Over the last year the Fund has exited some successful investments such as AENA and ADP while initiating positions in ASML Holding N.V. (the global leader in extreme ultraviolet [EUV] machines used to manufacture semiconductors), London Stock Exchange (trading platform and data provider) and Water Corporation (manufacturer of mass spectrometry machines used in blood analysis).

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted over a ten year period, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-, five-, and ten-year periods ended as of September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	5 Years	10 Years
Class I	1.73%	5.38%	10.74%
MSCI World Index	17.25%	14.41%	12.43%
Bloomberg U.S. Treasury Inflation-Linked Bond Index	3.79%	1.42%	3.01%

No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 99,480,460
Holdings Count | Holding	34
Advisory Fees Paid, Amount	$ 796,973
Investment Company Portfolio Turnover	30.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$99,480,460
Total number of portfolio holdings	34
Net advisory fees paid	$796,973
Portfolio turnover rate as of the end of the reporting period	30%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
Top ten holdings and portfolio breakdown are shown as a percentage of net assets of the Fund and country allocation is shown as a percentage of total long-term investments of the Fund.
Top Ten Holdings
Microsoft Corp. (United States)	6.6%
Amazon.com, Inc. (United States)	5.8%
Airbus SE (France)	5.6%
Unilever PLC (United Kingdom)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Vinci, S.A. (France)	4.9%
Safran, S.A. (France)	4.8%
Amadeus IT Group, S.A. (Spain)	4.1%
Aon PLC, Class A (United Kingdom)	4.1%
Canadian Pacific Kansas City, Ltd. (Canada)	4.0%
Top Ten as a Group	49.9%
Portfolio Breakdown
Country Allocation

Largest Holdings [Text Block]
Top Ten Holdings
Microsoft Corp. (United States)	6.6%
Amazon.com, Inc. (United States)	5.8%
Airbus SE (France)	5.6%
Unilever PLC (United Kingdom)	5.0%
UnitedHealth Group, Inc. (United States)	5.0%
Vinci, S.A. (France)	4.9%
Safran, S.A. (France)	4.8%
Amadeus IT Group, S.A. (Spain)	4.1%
Aon PLC, Class A (United Kingdom)	4.1%
Canadian Pacific Kansas City, Ltd. (Canada)	4.0%
Top Ten as a Group	49.9%

C000248365 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class Z
Trading Symbol	SMFZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class Z/SMFZX)	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned (4.29%) for the fiscal year ended September 30, 2025, under performing its broad based index, Bloomberg Global Aggregate Bond Index, which returned 2.40% for the period, as well as its additional index, ICE BofA U.S. 3 Month Treasury Bill Index, which returned 4.38%.
•    The Fund posted modestly negative returns for the fiscal year. Early-period volatility and repeated macroeconomic reversals constrained trend persistence across most asset classes, particularly in the first half of the year. Broad financial markets were dominated by shifting policy expectations, ongoing tariff developments, and fluctuating growth sentiment. Although risk assets recovered toward year-end, the pattern of abrupt reversals limited the formation of sustained opportunities for trend-following strategies.
• The Fund underperformed during the early months of the period but recovered partially in the latter half as several medium-term trends re-emerged. Tactical positioning and prudent risk management helped to mitigate drawdowns through episodes of elevated volatility; however, the absence of persistent cross-asset trends limited relative out performance on a full-year basis.
Key Contributors and Detractors
•    Long equity exposures — in both developed and emerging markets — were the primary positive contributors later in the fiscal year, as improving risk appetite and diversification demand supported gains. Precious metals also added value, with gold emerging as the top performer within the portfolio.
•    The largest detractors were fixed income and foreign exchange exposures, where rapid yield reversals and inconsistent U.S. Dollar (“USD”) trends weighed on results across multiple periods. The Canadian 10-year bond futures were the weakest performer, reflecting adverse positioning amid shifting policy expectations and abrupt repricing episodes. Commodities outside of gold also detracted modestly due to choppy and short-lived directional signals.
Positioning Update
•   By fiscal year-end, the Fund maintained long exposure to equities, a short USD bias, and moderate commodities exposure concentrated in precious metals. Fixed income positioning remained modestly short, reflecting prevailing market trends and relative opportunities during the closing quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the Fund's inception on May 1, 2024, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the Fund's inception through September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class Z	(4.29%)	(6.08%)
Bloomberg Global Aggregate Bond Index	2.40%	7.70%
ICE BofA U.S. 3 Month Treasury Bill Index	4.38%	4.72%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 5,774,691
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$5,774,691
Total number of portfolio holdings	556
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.

Material Fund Change Expenses [Text Block]	Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000248367 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class I
Trading Symbol	SMFIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class I/SMFIX)	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned (4.29%) for the fiscal year ended September 30, 2025, under performing its broad based index, Bloomberg Global Aggregate Bond Index, which returned 2.40% for the period, as well as its additional index, ICE BofA U.S. 3 Month Treasury Bill Index, which returned 4.38%.
•    The Fund posted modestly negative returns for the fiscal year. Early-period volatility and repeated macroeconomic reversals constrained trend persistence across most asset classes, particularly in the first half of the year. Broad financial markets were dominated by shifting policy expectations, ongoing tariff developments, and fluctuating growth sentiment. Although risk assets recovered toward year-end, the pattern of abrupt reversals limited the formation of sustained opportunities for trend-following strategies.
• The Fund underperformed during the early months of the period but recovered partially in the latter half as several medium-term trends re-emerged. Tactical positioning and prudent risk management helped to mitigate drawdowns through episodes of elevated volatility; however, the absence of persistent cross-asset trends limited relative out performance on a full-year basis.
Key Contributors and Detractors
•    Long equity exposures — in both developed and emerging markets — were the primary positive contributors later in the fiscal year, as improving risk appetite and diversification demand supported gains. Precious metals also added value, with gold emerging as the top performer within the portfolio.
•    The largest detractors were fixed income and foreign exchange exposures, where rapid yield reversals and inconsistent U.S. Dollar (“USD”) trends weighed on results across multiple periods. The Canadian 10-year bond futures were the weakest performer, reflecting adverse positioning amid shifting policy expectations and abrupt repricing episodes. Commodities outside of gold also detracted modestly due to choppy and short-lived directional signals.
Positioning Update
•   By fiscal year-end, the Fund maintained long exposure to equities, a short USD bias, and moderate commodities exposure concentrated in precious metals. Fixed income positioning remained modestly short, reflecting prevailing market trends and relative opportunities during the closing quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the Fund's inception on May 1, 2024, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the Fund's inception through September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class I	(4.29%)	(6.08%)
Bloomberg Global Aggregate Bond Index	2.40%	7.70%
ICE BofA U.S. 3 Month Treasury Bill Index	4.38%	4.72%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 5,774,691
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$5,774,691
Total number of portfolio holdings	556
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.

Material Fund Change Expenses [Text Block]	Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000248366 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Managed Futures Strategy Fund
Class Name	Class N
Trading Symbol	SMFNX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Managed Futures Strategy Fund (the “Fund”) for the period of October 1, 2024 to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Managed Futures Strategy Fund (Class N/SMFNX)	$114	1.16%

Expenses Paid, Amount	$ 114
Expense Ratio, Percent	1.16%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned (4.29%) for the fiscal year ended September 30, 2025, under performing its broad based index, Bloomberg Global Aggregate Bond Index, which returned 2.40% for the period, as well as its additional index, ICE BofA U.S. 3 Month Treasury Bill Index, which returned 4.38%.
•    The Fund posted modestly negative returns for the fiscal year. Early-period volatility and repeated macroeconomic reversals constrained trend persistence across most asset classes, particularly in the first half of the year. Broad financial markets were dominated by shifting policy expectations, ongoing tariff developments, and fluctuating growth sentiment. Although risk assets recovered toward year-end, the pattern of abrupt reversals limited the formation of sustained opportunities for trend-following strategies.
• The Fund underperformed during the early months of the period but recovered partially in the latter half as several medium-term trends re-emerged. Tactical positioning and prudent risk management helped to mitigate drawdowns through episodes of elevated volatility; however, the absence of persistent cross-asset trends limited relative out performance on a full-year basis.
Key Contributors and Detractors
•    Long equity exposures — in both developed and emerging markets — were the primary positive contributors later in the fiscal year, as improving risk appetite and diversification demand supported gains. Precious metals also added value, with gold emerging as the top performer within the portfolio.
•    The largest detractors were fixed income and foreign exchange exposures, where rapid yield reversals and inconsistent U.S. Dollar (“USD”) trends weighed on results across multiple periods. The Canadian 10-year bond futures were the weakest performer, reflecting adverse positioning amid shifting policy expectations and abrupt repricing episodes. Commodities outside of gold also detracted modestly due to choppy and short-lived directional signals.
Positioning Update
•   By fiscal year-end, the Fund maintained long exposure to equities, a short USD bias, and moderate commodities exposure concentrated in precious metals. Fixed income positioning remained modestly short, reflecting prevailing market trends and relative opportunities during the closing quarter.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the Fund's inception on May 1, 2024, as compared to the performance of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests. The performance table below shows the average annual total returns of the class of shares noted for the past one-year period and the period from the Fund's inception through September 30, 2025. It also shows the average total returns of (i) a broad based index and (ii) an additional index reflecting the market segment(s) in which the Fund invests over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	1 Year	Since Inception
Class N	(4.29%)	(6.08%)
Bloomberg Global Aggregate Bond Index	2.40%	7.70%
ICE BofA U.S. 3 Month Treasury Bill Index	4.38%	4.72%

Performance Inception Date	May 01, 2024
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Material Change Date	Dec. 06, 2024
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 5,774,691
Holdings Count | Holding	556
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$5,774,691
Total number of portfolio holdings	556
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

Material Fund Change [Text Block]
Recent Fund Changes
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.
Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.

Material Fund Change Expenses [Text Block]	Effective December 6, 2024, AMG Funds LLC has contractually agreed, through February 1, 2026, to waive the management fee payable by the Fund by 0.30%, from 1.20% to 0.90%.
Summary of Change Legend [Text Block]
This is a summary of certain changes to the Fund since October 1, 2024. For more information, you may review the Fund's prospectus at https://wealth.amg.com/literature. The Fund's prospectus is also available without charge by calling 800.548.4539 or by sending an e-mail request to shareholderservices@amg.com.

Updated Prospectus Phone Number	800.548.4539
Updated Prospectus Email Address	shareholderservices@amg.com
Updated Prospectus Web Address	https://wealth.amg.com/literature
C000257775 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class N
Trading Symbol	STMBX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of March 31, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class N/STMBX)	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class N shares returned 14.20% for the fiscal period March 31, 2025 (commencement of operations) to September 30, 2025, under performing the S&P 500® Index (the “Index”), which returned 19.96% for the period.
•    The Fund delivered positive since-inception returns, supported by strong performance in equities and foreign exchange and commodities during the latter half of 2025. The launch of the Fund began with elevated volatility and limited trend persistence, as markets grappled with shifting policy expectations and episodic risk-off sentiment. However, as macroeconomic conditions stabilized and more durable directional patterns emerged across major asset classes, performance improved meaningfully into year-end.
•    The Fund underperformed the Index since inception; strength in the long equity and FX components were offset by continued softness in fixed income trend exposures, where signals remained less persistent.
Key Contributors and Detractors
•   The strongest contributions came from long equity exposures, particularly in the third quarter, as global equity markets extended gains amid improving investor sentiment. Precious metals also supported performance, with gold emerging as the top performer within the trend-following allocation, benefiting from rising geopolitical tensions and declining real yields.
•    Conversely, performance was partially offset by losses in fixed income trend positions during the volatile second quarter, when rapid shifts in interest rate expectations led to sharp reversals. Within the portfolio, copper was the weakest performer, reflecting its sensitivity to uneven industrial demand and softening global trade momentum.
Portfolio Positioning and Outlook
•    The Fund’s performance profile reflected two distinct phases: an initial period characterized by tariff-related volatility and policy uncertainty, followed by a more favorable environment in the second half as macro trends consolidated and risk assets re-established directionality.
•    By fiscal year-end, the Fund maintained a pro-cyclical stance - long equities, a short U.S. Dollar bias, reduced commodities exposure, and a modest short in fixed income - consistent with prevailing market trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $10,000 investment in the class of shares noted since the Fund's inception on March 31, 2025, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the period from the Fund's inception through September 30, 2025. It also shows the average total returns of the broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $10,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Class N	14.20%
S&P 500® Index	19.96%

Performance Inception Date	Mar. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 6,854,031
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$6,854,031
Total number of portfolio holdings	550
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

C000257776 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class I
Trading Symbol	STMIX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of March 31, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class I/STMIX)	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class I shares returned 14.20% for the fiscal period March 31, 2025 (commencement of operations) to September 30, 2025, under performing the S&P 500® Index (the “Index”), which returned 19.96% for the period.
•    The Fund delivered positive since-inception returns, supported by strong performance in equities and foreign exchange and commodities during the latter half of 2025. The launch of the Fund began with elevated volatility and limited trend persistence, as markets grappled with shifting policy expectations and episodic risk-off sentiment. However, as macroeconomic conditions stabilized and more durable directional patterns emerged across major asset classes, performance improved meaningfully into year-end.
•    The Fund underperformed the Index since inception; strength in the long equity and FX components were offset by continued softness in fixed income trend exposures, where signals remained less persistent.
Key Contributors and Detractors
•   The strongest contributions came from long equity exposures, particularly in the third quarter, as global equity markets extended gains amid improving investor sentiment. Precious metals also supported performance, with gold emerging as the top performer within the trend-following allocation, benefiting from rising geopolitical tensions and declining real yields.
•    Conversely, performance was partially offset by losses in fixed income trend positions during the volatile second quarter, when rapid shifts in interest rate expectations led to sharp reversals. Within the portfolio, copper was the weakest performer, reflecting its sensitivity to uneven industrial demand and softening global trade momentum.
Portfolio Positioning and Outlook
•    The Fund’s performance profile reflected two distinct phases: an initial period characterized by tariff-related volatility and policy uncertainty, followed by a more favorable environment in the second half as macro trends consolidated and risk assets re-established directionality.
•    By fiscal year-end, the Fund maintained a pro-cyclical stance - long equities, a short U.S. Dollar bias, reduced commodities exposure, and a modest short in fixed income - consistent with prevailing market trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $100,000 investment in the class of shares noted since the Fund's inception on March 31, 2025, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the period from the Fund's inception through September 30, 2025. It also shows the average total returns of the broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $100,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Class I	14.20%
S&P 500® Index	19.96%

Performance Inception Date	Mar. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 6,854,031
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$6,854,031
Total number of portfolio holdings	550
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION

C000257774 [Member]
Shareholder Report [Line Items]
Fund Name	AMG Systematica Trend-Enhanced Markets Fund
Class Name	Class Z
Trading Symbol	STMZX
Annual or Semi-Annual Statement [Text Block]	This annual shareholder report contains important information about AMG Systematica Trend-Enhanced Markets Fund (the “Fund”) for the period of March 31, 2025 (commencement of operations) to September 30, 2025.
Shareholder Report Annual or Semi-Annual	annual shareholder report
Additional Information [Text Block]	You can find additional information about the Fund at https://wealth.amg.com/literature. You can also request this information by contacting us at 800.548.4539.
Additional Information Phone Number	800.548.4539
Additional Information Website	https://wealth.amg.com/literature
Expenses [Text Block]
Fund Expenses
What were the Fund costs for the last year?
(Based on a hypothetical $10,000 investment)
Fund (Class)	Costs of a $10,000 investment	Costs paid as a percentage of a $10,000 investment
AMG Systematica Trend-Enhanced Markets Fund (Class Z/STMZX)	$59	1.10%

Expenses Paid, Amount	$ 59
Expense Ratio, Percent	1.10%
Factors Affecting Performance [Text Block]
Management's Discussion of Fund Performance
Performance Overview
•    The Fund’s Class Z shares returned 14.20% for the fiscal period March 31, 2025 (commencement of operations) to September 30, 2025, under performing the S&P 500® Index (the “Index”), which returned 19.96% for the period.
•    The Fund delivered positive since-inception returns, supported by strong performance in equities and foreign exchange and commodities during the latter half of 2025. The launch of the Fund began with elevated volatility and limited trend persistence, as markets grappled with shifting policy expectations and episodic risk-off sentiment. However, as macroeconomic conditions stabilized and more durable directional patterns emerged across major asset classes, performance improved meaningfully into year-end.
•    The Fund underperformed the Index since inception; strength in the long equity and FX components were offset by continued softness in fixed income trend exposures, where signals remained less persistent.
Key Contributors and Detractors
•   The strongest contributions came from long equity exposures, particularly in the third quarter, as global equity markets extended gains amid improving investor sentiment. Precious metals also supported performance, with gold emerging as the top performer within the trend-following allocation, benefiting from rising geopolitical tensions and declining real yields.
•    Conversely, performance was partially offset by losses in fixed income trend positions during the volatile second quarter, when rapid shifts in interest rate expectations led to sharp reversals. Within the portfolio, copper was the weakest performer, reflecting its sensitivity to uneven industrial demand and softening global trade momentum.
Portfolio Positioning and Outlook
•    The Fund’s performance profile reflected two distinct phases: an initial period characterized by tariff-related volatility and policy uncertainty, followed by a more favorable environment in the second half as macro trends consolidated and risk assets re-established directionality.
•    By fiscal year-end, the Fund maintained a pro-cyclical stance - long equities, a short U.S. Dollar bias, reduced commodities exposure, and a modest short in fixed income - consistent with prevailing market trends.

Performance Past Does Not Indicate Future [Text]	The Fund’s past performance is not a good predictor of the Fund’s future performance.
Line Graph [Table Text Block]
Fund Performance
The performance line graph below shows the performance of a hypothetical $5,000,000 investment in the class of shares noted since the Fund's inception on March 31, 2025, as compared to the performance of a broad based index. The performance table below shows the average annual total returns of the class of shares noted for the period from the Fund's inception through September 30, 2025. It also shows the average total returns of the broad based index over the same periods.
Performance for other share classes will vary. The Fund’s past performance is not a good predictor of the Fund’s future performance.
The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
GROWTH OF $5,000,000

Average Annual Return [Table Text Block]
AVERAGE ANNUAL TOTAL RETURNS	Since Inception
Class Z	14.20%
S&P 500® Index	19.96%

Performance Inception Date	Mar. 31, 2025
No Deduction of Taxes [Text Block]	The graph and table do not reflect the deduction of taxes that a shareholder would pay on fund distributions or redemption of fund shares.
Updated Performance Information Location [Text Block]	For updated Fund performance information, please visit: https://wealth.amg.com/.
Net Assets	$ 6,854,031
Holdings Count | Holding	550
Advisory Fees Paid, Amount	$ 0
Investment Company Portfolio Turnover	0.00%
Additional Fund Statistics [Text Block]
Key Fund Statistics (as of September 30, 2025)
Fund net assets	$6,854,031
Total number of portfolio holdings	550
Net advisory fees paid	$0
Portfolio turnover rate as of the end of the reporting period	0%

Holdings [Text Block]
Graphical Representation of Holdings (as of September 30, 2025)
The portfolio breakdown is shown as a percentage of net assets of the Fund and notional allocation is shown as a percentage of total notional value of the Fund's derivatives holdings. The portfolio breakdown and notional allocation are inclusive of the Fund's wholly-owned subsidiary.
Portfolio Breakdown
NOTIONAL ALLOCATION